Acquisition consideration payable	12 Months Ended
Dec. 31, 2012
Acquisition consideration payable

6. Acquisition consideration payable

During the year ended December 31, 2008 and 2010, the Group acquired the respective advertising businesses of Jincheng, Xinshichuang, Qingdao Kaixiang, Wanshuizhiyuan, Shenyang Jingli, Shanghai Botang, HK Ad-Icon, Shengshitongda, Wenzhou Rigao, Wuxi Ruizhong and Zhejiang Continental (“acquired entities”). These acquisitions were unrelated to each other.

Pursuant to a series of acquisition agreements signed with each of the acquired entities’ former equity owners, which we refer to as the “ex-owners”, in 2008 and 2010 (“original acquisition agreements”), the purchase consideration for each acquisition is contingent based on the operational results agreed and confirmed by the Group. The acquisition consideration is to be paid to each of the acquired entities’ ex-owners in a 2-year earn-out period following respective acquisition dates (“earn-out period”).

The table below summarizes the contingent consideration associated with the Company’s 2008 and 2010 acquisitions:

	Total contingent consideration and paid up to December 31, 2011 and consideration payable as of December 31, 2011
Acquired Entity	Contingent consideration	Consideration paid in cash	Consideration paid in stock	Consideration payable	Payable in cash	Payable in stock
Qingdao Kaixiang	$16,183	$7,802	$4,225	$4,156	$4,156	$—
Wanshuizhiyuan	11,093	9,890	—	1,203	—	1,203
Shenyang Jingli	18,101	16,663	—	1,438	—	1,438
Haiya	8,973	5,951	—	3,022	1,178	1,844
Shanghai Botang	35,005	34,556	—	449	—	449
HK Ad-Icon	2,410	1,547	269	594	594	—
Wenzhou Rigao	8,359	4,759	—	3,600	2,116	1,484
Wuxi Ruizhong	4,774	3,487	716	571	571	—
Zhejiang Continental	10,665	2,460	—	8,205	8,205	—

Total	$115,563	$87,115	$5,210	$23,238	$16,820	$6,418

	Total contingent consideration, paid and extinguished up to December 31, 2012 and consideration payable as of December 31, 2012
Acquired entity	Contingent consideration	Consideration paid in cash	Consideration paid in stock	Extinguishment of consideration	Consideration extinguished on disposal	consideration payable	Payable in cash	Payable in stock
Qingdao Kaixiang	$16,070	$7,748	$4,196	$—	$4,126	$—	$—	$—
Wanshuizhiyuan	11,121	9,915	—	—	1,206	—	—	—
Shenyang Jingli	18,092	16,655	—	—	1,437	—	—	—
Haiya	9,002	5,970	—	3,032	—	—	—	—
Shanghai Botang	35,091	34,641	—	—	—	450	—	450
HK Ad-icon	2,414	1,847	468	—	—	99	99	—
Wenzhou Rigao	8,380	4,770	—	—	3,610	—	—	—
Wuxi Ruizhong	4,783	3,744	—	—	1,039	—	—	—
Zhejiang Continental	10,723	2,473	1,700	—	6,550	—	—	—

Total	$115,676	$87,763	$6,364	$3,032	$17,968	$549	$99	$450

During 2011, 750,380 shares of the Company were issued to ex-owner of Qingdao Kaixiang, Wuxi Ruizhong and HK Ad-Icon to settle consideration payable in stock of $5,210. A gain of $4,340 was recognized to the income statement due to the issuance of the Company’s shares at the market price lower than the price initially agreed at acquisition.

During 2012, 158,515 shares of the Company were issued to ex-owner of HK Ad-Icon to settle consideration payable in stock of $198. A loss of $6 was recognized to the income statement due to the issuance of the Company’s shares at the market price higher than the price revised and agreed in the year.

On May 2, 2012, the Company divested 100% of the equity interests in Zhejiang Continental back to its original selling shareholders and eliminated the related acquisition contingent payable of $8,250 in exchange for the issuance of 1 million common shares of the Company. A gain of $6,550 was recognized to the income statement.

On May 8, 2012, Haiya and Ad-Icon Shanghai entered into a Supplementary Agreement on the Restated Earn-out Agreement and the Term Sheet. The ex-owners of Haiya agreed to extinguish the outstanding acquisition consideration payable at $3,032.

On November 30, 2012, the Company divested 100% of the equity interests in Wuxi Ruizhong back to its original selling shareholders and eliminated the related acquisition contingent payable of $322. The ex-owners of Wuxi Ruizhong returned 132,272 shares, which were issued in 2011 to settle the earn-out obligation of $716, to the Company.

Upon the disposal of Shenyang Jingli, Qingdao Kaixiang, and the divestment of SearchMedia International and its subsidiaries, the additional outstanding acquisition consideration payables at $6,769 were extinguished from the Company. As the earn-out obligation for Wenzhou Rigao was assumed by Ad-Icon Shanghai on deconsolidation of VIEs on December 23, 2011, this obligation of $3,610 was also extinguished because Ad-Icon Shanghai was divested as the wholly-owned subsidiary of SearchMedia International.